DEBT AGREEMENTS (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2024	Aug. 03, 2023	Mar. 02, 2023	Feb. 27, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 03, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans						$ 38,125	$ 199,250	$ 313,837
Payments for loans						$ 52,143	81,780	$ 194,903
Revenue Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from loans	$ 18,000	$ 57,000	$ 120,000	$ 18,000
Underwriting and original fees	2,000	3,000	7,200	2,000
Payments for loans	29,980	84,000	$ 169,200	29,980
Number of installments			36 weekly
Periodic payment	$ 428	$ 3,231	$ 4,700	$ 428
Interest rate	9.00%	22.00%	10.00%	9.00%
Fixed default penalty		$ 2,500
Strata Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Borrowing amount							$ 50,000		$ 150,000